LVIP T. Rowe Price 2010 Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.96%
INVESTMENT COMPANIES–46.96%
Equity Funds–15.79%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	48,550	$ 551,333
LVIP SSGA S&P 500 Index Fund	190,577	3,733,595
LVIP SSGA Small-Cap Index Fund	17,371	506,124
		4,791,052
Fixed Income Fund–24.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	644,102	7,581,724
		7,581,724
International Equity Fund–6.19%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	200,894	1,879,163
		1,879,163
Total Affiliated Investments (Cost $9,807,781)		14,251,939
UNAFFILIATED INVESTMENTS–53.45%
INVESTMENT COMPANIES–53.45%
Equity Funds–12.51%
**T. Rowe Price Growth Stock Fund	18,521	1,259,408
**T. Rowe Price Mid-Cap Growth Fund	2,915	274,809
**T. Rowe Price Mid-Cap Value Fund	10,096	273,296
**T. Rowe Price New Horizons Fund	4,207	256,826
**T. Rowe Price Real Assets Fund	23,893	271,425
**T. Rowe Price Small-Cap Value Fund	5,392	254,175
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	32,640	$ 1,206,696
		3,796,635
Fixed Income Funds–25.00%
**T. Rowe Price High Yield Fund	223,246	1,477,886
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	998,354	5,031,705
**T. Rowe Price U.S. Treasury Long-Term Fund	75,141	1,078,280
		7,587,871
International Equity Funds–6.17%
**T. Rowe Price Emerging Markets Stock Fund	15,068	637,526
**T. Rowe Price International Stock Fund	37,981	657,067
**T. Rowe Price International Value Equity Fund	43,696	577,233
		1,871,826
International Fixed Income Funds–9.04%
**T. Rowe Price Emerging Markets Bond Fund	128,717	1,473,813
**T. Rowe Price International Bond Fund	124,439	1,269,271
		2,743,084
Money Market Fund–0.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	222,286	222,286
		222,286
Total Unaffiliated Investments (Cost $16,261,235)		16,221,702

TOTAL INVESTMENTS–100.41% (Cost $26,069,016)	30,473,641
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(123,385)
NET ASSETS APPLICABLE TO 3,145,619 SHARES OUTSTANDING–100.00%	$30,350,256

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price 2010 Fund–1

LVIP T. Rowe Price 2010 Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2010 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$14,251,939	$—	$—	$14,251,939
Unaffiliated Investment Companies	16,221,702	—	—	16,221,702
Total Investments	$30,473,641	$—	$—	$30,473,641
There were no Level 3 investments at the beginning or end of the period.
LVIP T. Rowe Price 2010 Fund–2

LVIP T. Rowe Price 2010 Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.96%@
Equity Funds-15.79%@
✧✧LVIP SSGA Mid-Cap Index Fund	$455,994	$100,069	$33,000	$(2,125)	$30,395	$551,333	48,550	$55,069	$—
✧✧LVIP SSGA S&P 500 Index Fund	3,337,647	743,622	900,000	60,901	491,425	3,733,595	190,577	138,622	—
✧✧LVIP SSGA Small-Cap Index Fund	427,513	89,955	48,000	(843)	37,499	506,124	17,371	24,956	—
Fixed Income Fund-24.98%@
✧✧LVIP SSGA Bond Index Fund	7,543,866	1,364,479	1,935,000	34,319	574,060	7,581,724	644,102	9,479	—
International Equity Fund-6.19%@
✧✧LVIP SSGA International Index Fund	1,818,382	217,047	385,000	60,244	168,490	1,879,163	200,894	2,048	—
Total	$13,583,402	$2,515,172	$3,301,000	$152,496	$1,301,869	$14,251,939		$230,174	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP T. Rowe Price 2010 Fund–3